SCHEDULE II — CONDENSED FINANCIAL INFORMATION OF THE REGISTRANT - CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS:
Other invested assets (cost: 2025, $207; 2024, $63)	$ 5,796	$ 5,392
Short-term investments	2,994	4,707
Cash	1,318	1,549
Income tax asset, net	915	1,223
Other assets	1,372	1,171
TOTAL ASSETS	62,514	56,341
LIABILITIES:
Other liabilities	797	590
TOTAL LIABILITIES	47,054	42,466
SHAREHOLDERS' EQUITY:
Preferred shares, par value: $0.01; 50.0 shares authorized; no shares issued and outstanding	0	0
Common shares, par value: $0.01; 200.0 shares authorized; (2025) 74.4 and (2024) 74.3 outstanding before treasury shares	1	1
Additional paid-in capital	3,852	3,812
Accumulated other comprehensive income (loss), net of deferred income tax expense (benefit) of ($23) at 2025 and $(177) at 2024	(52)	(1,138)
Treasury shares, at cost; 33.7 shares (2025) and 31.3 shares (2024)	(4,906)	(4,108)
Retained earnings	16,565	15,309
Total shareholders' equity	15,461	13,875	$ 13,202
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	62,514	56,341
Parent Company
ASSETS:
Other invested assets (cost: 2025, $207; 2024, $63)	207	63
Short-term investments	0	8
Cash	6	5
Investment in subsidiaries, at equity in the underlying net assets	16,648	15,329
Long-term notes receivable, affiliated	600	600
Receivable from subsidiaries	65	17
Income tax asset, net	2	0
Other assets	40	37
TOTAL ASSETS	17,569	16,059
LIABILITIES:
Long-term notes payable, affiliated	2,073	2,173
Due to subsidiaries	29	9
Other liabilities	6	2
TOTAL LIABILITIES	2,108	2,184
SHAREHOLDERS' EQUITY:
Preferred shares, par value: $0.01; 50.0 shares authorized; no shares issued and outstanding	0	0
Common shares, par value: $0.01; 200.0 shares authorized; (2025) 74.4 and (2024) 74.3 outstanding before treasury shares	1	1
Additional paid-in capital	3,852	3,812
Accumulated other comprehensive income (loss), net of deferred income tax expense (benefit) of ($23) at 2025 and $(177) at 2024	(52)	(1,138)
Treasury shares, at cost; 33.7 shares (2025) and 31.3 shares (2024)	(4,906)	(4,108)
Retained earnings	16,565	15,309
Total shareholders' equity	15,461	13,875
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 17,569	$ 16,059